UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

 Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

 Tidal Trust II

234 West Florida Street, Suite 203

 Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

Defiance Daily Target 2X Long AVGO ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Defiance Daily Target 2X Long AVGO ETF Ticker: AVGX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long AVGO ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/avgx/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long AVGO ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long AVGO ETF	$26	1.33%

The Fund commenced operations on August 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$19,286
Number of Holdings	5
Portfolio Turnover	396%

Security Type
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	21.2
Broadcom, Inc. Swap, Maturity: 09/19/2025	7.9
Broadcom, Inc.	4.7
Broadcom, Inc. Swap, Maturity: 10/28/2025	-0.1
Broadcom, Inc. Swap, Maturity: 11/10/2025	-0.3

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/avgx/.

Defiance Daily Target 2X Long LLY ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Defiance Daily Target 2X Long LLY ETF Ticker: LLYX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long LLY ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/llyx/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long LLY ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long LLY ETF	$32	1.30%

The Fund commenced operations on August 7, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$9,004
Number of Holdings	4
Portfolio Turnover	397%

Security Type
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
Eli Lilly & Co.	5.0
First American Government Obligations Fund - Class X, 4.78%	4.7
Eli Lilly & Co. Swap, Maturity: 11/10/2025	-0.1
Eli Lilly & Co. Swap, Maturity: 09/05/2025	-7.1

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/llyx/.

Defiance Daily Target 2X Long MSTR ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Defiance Daily Target 2X Long MSTR ETF Ticker: MSTX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long MSTR ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/mstx/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long MSTR ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long MSTR ETF	$50	1.30%

The Fund commenced operations on August 14, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$549,416
Number of Holdings	5
Portfolio Turnover	666%

Security Type
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
MicroStrategy, Inc. - Class A Swap, Maturity: 09/12/2025	14.1
First American Government Obligations Fund - Class X, 4.78%	10.2
MicroStrategy, Inc. - Class A	6.3
MicroStrategy, Inc. - Class A Swap, Maturity: 09/19/2025	(0.0)*
MicroStrategy, Inc. - Class A Swap, Maturity: 10/22/2025	-0.1

*	Less than -0.05% of net assets.

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/mstx/.

Defiance Daily Target 2X Long SMCI ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Defiance Daily Target 2X Long SMCI ETF Ticker: SMCX (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long SMCI ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/smcx/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long SMCI ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long SMCI ETF	$15	1.35%

The Fund commenced operations on August 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$32,932
Number of Holdings	4
Portfolio Turnover	400%

Security Type
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
Super Micro Computer, Inc.	8.0
First American Government Obligations Fund - Class X, 4.78%	6.9
Super Micro Computer, Inc. Swap, Maturity: 10/15/2025	-14.8
Super Micro Computer, Inc. Swap, Maturity: 09/26/2025	-48.9

* Less than -0.05% of net assets.

How has the Fund changed?

After the close of trading on November 15, 2024, the Fund executed a 1:20 reverse stock split of its issued and outstanding shares.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/smcx/.

Defiance Daily Target 2X Long Uranium ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Defiance Daily Target 2X Long Uranium ETF Ticker: URAX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Long Uranium ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/urax/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Long Uranium ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Long Uranium ETF	$38	0.95%

The Fund commenced operations on May 23, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$4,054
Number of Holdings	4
Portfolio Turnover	791%

Security Type
(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	25.5
Global X Uranium ETF	5.9
Global X Uranium ETF Swap, Maturity: 11/10/2025	-0.2
Global X Uranium ETF Swap, Maturity: 05/27/2025	-0.4

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/urax/.

Defiance Daily Target 2X Short MSTR ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Defiance Daily Target 2X Short MSTR ETF Ticker: SMST (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Defiance Daily Target 2X Short MSTR ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.defianceetfs.com/smst/. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short MSTR ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short MSTR ETF	$17	1.29%

The Fund commenced operations on August 20, 2024. Expenses for a full reporting period would be higher than the figures shown.

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$6,730
Number of Holdings	3
Portfolio Turnover	0%

Sector Breakdown
(% of total portfolio)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, total return swaps and other assets in excess of liabilities.

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.78%	24.0
MicroStrategy, Inc. - Class A Swap, Maturity: 11/25/2025	1.4
MicroStrategy, Inc. - Class A Swap, Maturity: 09/18/2025	-2.1

How has the Fund changed?

After the close of trading on November 15, 2024, the Fund executed a 1:5 reverse stock split of its issued and outstanding shares.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/smst/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

October 31, 2024 (Unaudited)

Tidal Trust II

• Defiance Daily Target 2X Long AVGO ETF	| AVGX	| Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long LLY ETF	| LLYX	| NYSE Arca, Inc.
• Defiance Daily Target 2X Long MSTR ETF	| MSTX	| Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long SMCI ETF	| SMCX	| Nasdaq Stock Market, LLC
• Defiance Daily Target 2X Long Uranium ETF	| URAX	| NYSE Arca, Inc.
• Defiance Daily Target 2X Short MSTR ETF	| SMST	| Nasdaq Stock Market, LLC

Defiance ETFs

Schedule of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2024 (Unaudited)

Defiance Daily Target 2X Long AVGO ETF
Schedule of Investments

COMMON STOCKS - 4.7%	Shares	Value
Information Technology - 4.7%
Broadcom, Inc.	5,386	$914,382
TOTAL COMMON STOCKS (Cost $926,703)		914,382

SHORT-TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%
First American Government Obligations Fund - Class X, 4.78% (a)	4,087,215	4,087,215
TOTAL SHORT-TERM INVESTMENTS (Cost $4,087,215)		4,087,215

TOTAL INVESTMENTS - 25.9% (Cost $5,013,918)		5,001,597
Other Assets in Excess of Liabilities - 74.1%		14,284,291
TOTAL NET ASSETS - 100.0%		$19,285,888

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Defiance Daily Target 2X Long AVGO ETF

 Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Broadcom, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	09/19/2025	$14,869,475	$1,525,756
Broadcom, Inc.	Clear Street LLC	Receive	OBFR + 1.25%	Monthly	10/28/2025	2,869,113	(15,263)
Broadcom, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Monthly	11/10/2025	17,342,006	(58,598)
Net Unrealized Appreciation (Depreciation)							$1,451,895

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2024.

OBFR - Overnight Bank Funding Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2024 (Unaudited)

Defiance Daily Target 2X Long LLY ETF
Schedule of Investments

COMMON STOCKS - 5.0%	Shares	Value
Pharmaceuticals - 5.0%
Eli Lilly & Co.	545	$452,208
TOTAL COMMON STOCKS (Cost $463,018)		452,208

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
First American Government Obligations Fund - Class X, 4.78% (a)	418,690	418,690
TOTAL SHORT-TERM INVESTMENTS (Cost $418,690)		418,690

TOTAL INVESTMENTS - 9.7% (Cost $881,708)		870,898
Other Assets in Excess of Liabilities - 90.3%		8,132,908
TOTAL NET ASSETS - 100.0%		$9,003,806

Percentages are stated as a percent of net assets.

(a)       The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Defiance Daily Target 2X Long LLY ETF

 Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Eli Lilly & Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 2.50%	Termination	09/05/2025	$8,855,815	$(639,401)
Eli Lilly & Co.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Monthly	11/10/2025	8,069,222	(6,571)
Net Unrealized Appreciation (Depreciation)							$(645,972)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2024.

OBFR - Overnight Bank Funding Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2024 (Unaudited)

Defiance Daily Target 2X Long MSTR ETF
Schedule of Investments

COMMON STOCKS - 6.3%	Shares	Value
Software - 6.3%
MicroStrategy, Inc. - Class A (a)	141,795	$34,668,877
TOTAL COMMON STOCKS (Cost $31,330,993)		34,668,877

SHORT-TERM INVESTMENTS - 10.2%
Money Market Funds - 10.2%
First American Government Obligations Fund - Class X, 4.78% (b)	56,217,445	56,217,445
TOTAL SHORT-TERM INVESTMENTS (Cost $56,217,445)		56,217,445

TOTAL INVESTMENTS - 16.5% (Cost $87,548,438)		90,886,322
Other Assets in Excess of Liabilities - 83.5%		458,529,824
TOTAL NET ASSETS - 100.0%		$549,416,146

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Defiance Daily Target 2X Long MSTR ETF

 Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

MicroStrategy, Inc.	Cantor Fitzgerald	Receive	OBFR + 8.50%	Termination	09/19/2025	$516,436,568	$(191,225)

MicroStrategy, Inc.	Clear Street LLC	Receive	OBFR + 8.00%	Monthly	10/22/2025	119,316,000	(676,161)

MicroStrategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination	09/12/2025	485,668,199	77,631,119
Net Unrealized Appreciation (Depreciation)							$76,763,733

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2024.

OBFR - Overnight Bank Funding Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2024 (Unaudited)

Defiance Daily Target 2X Long SMCI ETF
Schedule of Investments

COMMON STOCKS - 8.0%	Shares	Value
Computers - 8.0%
Super Micro Computer, Inc. (a)	89,677	$2,610,497
TOTAL COMMON STOCKS (Cost $2,989,047)		2,610,497

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
First American Government Obligations Fund - Class X, 4.78% (b)	2,280,502	2,280,502
TOTAL SHORT-TERM INVESTMENTS (Cost $2,280,502)		2,280,502

TOTAL INVESTMENTS - 14.9% (Cost $5,269,549)		4,890,999
Other Assets in Excess of Liabilities - 85.1%		28,041,448
TOTAL NET ASSETS - 100.0%		$32,932,447

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Defiance Daily Target 2X Long SMCI ETF

 Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Super Micro Computer, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.50%	Termination	10/15/2025	$33,728,593	$(4,889,055)
Super Micro Computer, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination	09/26/2025	11,905,990	(16,112,857)
Net Unrealized Appreciation (Depreciation)							$(21,001,912)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2024.

OBFR - Overnight Bank Funding Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2024 (Unaudited)

Defiance Daily Target 2X Long Uranium ETF
Schedule of Investments

EXCHANGE TRADED FUNDS - 5.9%	Shares	Value
Global X Uranium ETF	7,704	$236,743
TOTAL EXCHANGE TRADED FUNDS (Cost $205,521)		236,743

SHORT-TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%
First American Government Obligations Fund - Class X, 4.78% (a)	1,035,174	1,035,174
TOTAL SHORT-TERM INVESTMENTS (Cost $1,035,174)		1,035,174

TOTAL INVESTMENTS - 31.4% (Cost $1,240,695)		1,271,917
Other Assets in Excess of Liabilities - 68.6%		2,782,074
TOTAL NET ASSETS - 100.0%		$4,053,991

Percentages are stated as a percent of net assets.

(a)       The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Defiance Daily Target 2X Long Uranium ETF

 Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Global X Uranium ETF	Clear Street LLC	Receive	OBFR + 1.25%	Monthly	05/27/2025	$ 3,328,059	$(16,222)
Global X Uranium ETF	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Monthly	11/10/2025	4,587,989	(9,940)
Net Unrealized Appreciation (Depreciation)							$(26,162)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2024.

OBFR - Overnight Bank Funding Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments & Total Return Swap Contracts	Defiance ETFs

October 31, 2024 (Unaudited)

Defiance Daily Target 2X Short MSTR ETF
Schedule of Investments

SHORT-TERM INVESTMENTS - 24.0%		Value
Money Market Funds - 24.0%	Shares
First American Government Obligations Fund - Class X, 4.78% (a)	1,614,446	$1,614,446
TOTAL SHORT-TERM INVESTMENTS (Cost $1,614,446)		1,614,446

TOTAL INVESTMENTS - 24.0% (Cost $1,614,446)		1,614,446
Other Assets in Excess of Liabilities - 76.0%		5,115,187
TOTAL NET ASSETS - 100.0%		$6,729,633

Percentages are stated as a percent of net assets.

(a)       The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Defiance Daily Target 2X Short MSTR ETF
Schedule of Total Return Swap Contracts

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

MicroStrategy, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + 4.00%	Termination	11/25/2025	$(5,887,071)	$92,144
MicroStrategy, Inc.	Marex Capital Markets LLC	Pay	OBFR + 1.80%	Termination	09/18/2025	(7,749,428)	(144,246)
Net Unrealized Appreciation (Depreciation)							$(52,102)

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2024.

OBFR - Overnight Bank Funding Rate

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2024 (Unaudited)

	Defiance Daily Target 2X Long AVGO ETF	Defiance Daily Target 2X Long LLY ETF	Defiance Daily Target 2X Long MSTR ETF	Defiance Daily Target 2X Long SMCI ETF	Defiance Daily Target 2X Long Uranium ETF
ASSETS:
Investments, at value (Note 2)	$5,001,597	$870,898	$90,886,322	$4,890,999	$1,271,917
Deposit at broker for swap contracts	12,969,781	8,412,543	381,139,899	76,875,970	2,287,577
Receivable for swap contracts	2,155,854	–	221,960,256	–	229,596
Receivable for fund shares sold	486,935	3,967,127	14,209,525	271,150	–
Receivable for investments sold	42,609	382,495	72,903,517	70,627	534,456
Interest receivable	7,607	1,230	86,278	14,559	1,708
Deposit at broker for option contracts	–	–	9,977	1,111	–
Prepaid expenses and other assets	12,035	5,281	77,078	3,615	486
Total assets	20,676,418	13,639,574	781,272,852	82,128,031	4,325,740

LIABILITIES:
Due to broker	1,323,651	3,967,127	196,777,229	–	–
Payable for investments purchased	48,754	–	1,781,495	17,766,817	12,858
Payable to adviser (Note 4)	18,125	6,070	465,219	33,727	3,133
Interest payable	–	–	–	370	–
Payable for capital shares redeemed	–	–	–	10,168,125	–
Payable for swap contacts	–	662,571	32,832,763	21,226,545	255,758
Total liabilities	1,390,530	4,635,768	231,856,706	49,195,584	271,749
NET ASSETS	$19,285,888	$9,003,806	$549,416,146	$32,932,447	$4,053,991

NET ASSETS CONSISTS OF:
Paid-in capital	$17,447,135	$9,861,648	$227,024,903	$72,204,362	$4,061,167
Total distributable earnings/(accumulated losses)	1,838,753	(857,842)	322,391,243	(39,271,915)	(7,176)
Total net assets	$19,285,888	$9,003,806	$549,416,146	$32,932,447	$4,053,991

Net assets	$19,285,888	$9,003,806	$549,416,146	$32,932,447	$4,053,991
Shares issued and outstanding(a)	925,000	400,000	11,200,000	12,150,000	250,000
Net asset value per share	$20.85	$22.51	$49.06	$2.71	$16.22

COST:
Investments, at cost	$5,013,918	$881,708	$87,548,438	$5,269,549	$1,240,695

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Defiance ETFs

October 31, 2024 (Unaudited)

Defiance Daily Target 2X Short MSTR ETF
ASSETS:
Investments, at value (Note 2)	$1,614,446
Deposit at broker for other investments	8,587,559
Receivable for investments sold	220,495
Receivable for swap contracts	87,267
Interest receivable	9,082
Total assets	10,518,849

LIABILITIES:
Payable for capital shares redeemed	2,274,300
Payable for investments purchased	1,279,740
Payable for swap contacts	229,500
Payable to adviser (Note 4)	5,676
Total liabilities	3,789,216
NET ASSETS	$6,729,633

NET ASSETS CONSISTS OF:
Paid-in capital	$10,956,347
Total accumulated losses	(4,226,714)
Total net assets	$6,729,633

Net assets	$6,729,633
Shares issued and outstanding(a)	1,125,000
Net asset value per share	$5.98

COST:
Investments, at cost	$1,614,446

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Period Ended October 31, 2024

	Defiance Daily Target 2X Long AVGO ETF	Defiance Daily Target 2X Long LLY ETF	Defiance Daily Target 2X Long MSTR ETF	Defiance Daily Target 2X Long SMCI ETF	Defiance Daily Target 2X Long Uranium ETF
INVESTMENT INCOME:
Dividend income	$321	$165	$–	$–	$26
Interest income	10,317	2,950	254,396	16,946	4,182
Total investment income	10,638	3,115	254,396	16,946	4,208

EXPENSES:
Investment advisory fee (Note 4)	28,452	12,918	755,067	46,554	8,572
Interest expense	837	86	4,432	2,009	–
Total expenses	29,289	13,004	759,499	48,563	8,572
NET INVESTMENT LOSS	(18,651)	(9,889)	(505,103)	(31,617)	(4,364)

REALIZED AND UNREALIZED
GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(85,468)	(59,494)	7,092,365	(75,925)	(25,907)
Swap contracts	505,406	(131,677)	234,366,441	(17,546,201)	18,035
Net realized gain/(loss)	419,938	(191,171)	241,458,806	(17,622,126)	(7,872)
Net change in unrealized appreciation/(depreciation) on:
Investments	(12,321)	(10,810)	3,337,884	(378,550)	31,222
Swap contracts	1,449,787	(645,972)	78,099,656	(21,239,622)	(26,162)
Net change in unrealized appreciation/(depreciation)	1,437,466	(656,782)	81,437,540	(21,618,172)	5,060
Net realized and unrealized gain/(loss)	1,857,404	(847,953)	322,896,346	(39,240,298)	(2,812)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,838,753	$(857,842)	$322,391,243	$(39,271,915)	$(7,176)

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Defiance ETFs

For the Period Ended October 31, 2024

Defiance Daily Target 2X Short MSTR ETF
INVESTMENT INCOME:
Interest income	$14,120
Total investment income	14,120

EXPENSES:
Investment advisory fee (Note 4)	9,001
Total expenses	9,001
NET INVESTMENT INCOME	5,119

REALIZED AND UNREALIZED LOSS
Net realized loss from:
Swap contracts	(4,179,267)
Net realized loss	(4,179,267)
Net change in unrealized depreciation on:
Swap contracts	(52,566)
Net change in unrealized depreciation	(52,566)
Net realized and unrealized loss	(4,231,833)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,226,714)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Daily Target 2X Long AVGO ETF	Defiance Daily Target 2X Long LLY ETF	Defiance Daily Target 2X Long MSTR ETF	Defiance Daily Target 2X Long SMCI ETF
	Period ended October 31, 2024(a)	Period ended October 31, 2024(b)	Period ended October 31, 2024(c)	Period ended October 31, 2024(a)
OPERATIONS:
Net investment loss	$(18,651)	$(9,889)	$(505,103)	$(31,617)
Net realized gain/(loss)	419,938	(191,171)	241,458,806	(17,622,126)
Net change in unrealized appreciation/(depreciation)	1,437,466	(656,782)	81,437,540	(21,618,172)
Net increase/(decrease) in net assets from operations	1,838,753	(857,842)	322,391,243	(39,271,915)

CAPITAL TRANSACTIONS:
Subscriptions	33,938,005	11,360,381	446,569,493	93,338,512
Redemptions	(16,490,870)	(1,498,733)	(219,544,590)	(21,134,150)
Net increase in net assets from capital transactions	17,447,135	9,861,648	227,024,903	72,204,362

NET INCREASE IN NET ASSETS	19,285,888	9,003,806	549,416,146	32,932,447

NET ASSETS:
Beginning of the period	–	–	–	–
End of the period	$19,285,888	$9,003,806	$549,416,146	$32,932,447

SHARES TRANSACTIONS
Subscriptions	1,775,000	450,000	17,925,000	17,100,000
Redemptions	(850,000)	(50,000)	(6,725,000)	(4,950,000)
Total increase in shares outstanding	925,000	400,000	11,200,000	12,150,000

(a)	Inception date of the Fund was August 21, 2024.

(b)	Inception date of the Fund was August 7, 2024.

(c)	Inception date of the Fund was August 14, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Defiance ETFs

	Defiance Daily Target 2X Long Uranium ETF	Defiance Daily Target 2X Short MSTR ETF
	Period ended October 31, 2024(a)	Period ended October 31, 2024(b)
OPERATIONS:
Net investment income/(loss)	$(4,364)	$5,119
Net realized loss	(7,872)	(4,179,267)
Net change in unrealized appreciation/(depreciation)	5,060	(52,566)
Net decrease in net assets from operations	(7,176)	(4,226,714)

CAPITAL TRANSACTIONS:
Subscriptions	4,061,167	16,338,670
Redemptions	–	(5,382,323)
Net increase in net assets from capital transactions	4,061,167	10,956,347

NET INCREASE IN NET ASSETS	4,053,991	6,729,633

NET ASSETS:
Beginning of the period	–	–
End of the period	$4,053,991	$6,729,633

SHARES TRANSACTIONS
Subscriptions	250,000	1,700,000
Redemptions	–	(575,000)
Total increase in shares outstanding	250,000	1,125,000

(a)	Inception date of the Fund was May 23, 2024.

(b)	Inception date of the Fund was August 20, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Daily Target 2X Long AVGO ETF

Period ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain on investments(c)	0.88
Total from investment operations	0.85
Net asset value, end of period	$20.85

TOTAL RETURN(d)	4.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,286
Ratio of expenses to average net assets(e)	1.33%
Ratio of interest expense to average net assets(e)	0.04%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment loss to average net assets(e)	(0.85)%
Portfolio turnover rate(d)(f)	396%

(a)	Inception date of the Fund was August 21, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Daily Target 2X Long LLY ETF

Period ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)
Net realized and unrealized gain on investments(c)	2.57
Total from investment operations	2.51
Net asset value, end of period	$22.51

TOTAL RETURN(d)	12.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,004
Ratio of expenses to average net assets(e)	1.30%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment loss to average net assets(e)	(0.99)%
Portfolio turnover rate(d)(f)	397%

(a)	Inception date of the Fund was August 7, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Daily Target 2X Long MSTR ETF

Period ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)
Net realized and unrealized gain on investments(c)	29.11
Total from investment operations	29.06
Net asset value, end of period	$49.06

TOTAL RETURN(d)	145.30%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$549,416
Ratio of expenses to average net assets(e)	1.30%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment loss to average net assets(e)	(0.86)%
Portfolio turnover rate(d)(f)	666%

(a)	Inception date of the Fund was August 14, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Daily Target 2X Long SMCI ETF

Period ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized loss on investments(c)	(17.27)
Total from investment operations	(17.29)
Net asset value, end of period	$2.71

TOTAL RETURN(d)	-86.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,932
Ratio of expenses to average net assets(e)	1.35%
Ratio of interest expense to average net assets(e)	0.06%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.29%
Ratio of net investment loss to average net assets(e)	(0.88)%
Portfolio turnover rate(d)(f)	400%

(a)	Inception date of the Fund was August 21, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Daily Target 2X Long Uranium ETF

Period ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)(c)	(0.03)
Net realized and unrealized loss on investments(d)	(3.75)
Total from investment operations	(3.78)
Net asset value, end of period	$16.22

TOTAL RETURN(e)	-18.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,054
Ratio of expenses to average net assets(f)(g)	0.95%
Ratio of net investment loss to average net assets(f)(g)	(0.47)%
Portfolio turnover rate(e)(h)	791%

(a)	Inception date of the Fund was May 23, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Defiance ETFs

For a share outstanding throughout the period presented

Defiance Daily Target 2X Short MSTR ETF

Period ended October 31, 2024(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized loss on investments(c)	(14.03)
Total from investment operations	(14.02)
Net asset value, end of period	$5.98

TOTAL RETURN(d)	-70.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,730
Ratio of expenses to average net assets(e)	1.29%
Ratio of net investment income to average net assets(e)	0.73%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was August 20, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933 , as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance Daily Target 2X Long AVGO ETF (the “AVGX ETF”)	August 21, 2024
Defiance Daily Target 2X Long LLY ETF (the “LLYX ETF”)	August 7, 2024
Defiance Daily Target 2X Long MSTR ETF (the “MSTX ETF”)	August 14, 2024
Defiance Daily Target 2X Long SMCI ETF (the “SMCX ETF”)	August 21, 2024
Defiance Daily Target 2X Long Uranium ETF (the “URAX ETF”)	May 23, 2024
Defiance Daily Target 2X Short MSTR ETF (the “SMST ETF”)	August 20, 2024

The AVGX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change in the share price of Broadcom, Inc.

The LLYX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change in the share price of Eli Lilly & Co.

The MSTX ETF’s primary investment objective is to seek seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change in the share price of Microstrategy, Inc.

The SMCX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change in the share price of Super Micro Computer, Inc.

The URAX ETF’s primary investment objective is to seek daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change in the share price of the Global X Uranium ETF.

The SMST ETF’s primary investment objective is to seek daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of Microstrategy, Inc.

Broadcom, Inc. (“AVGO”), Eli Lilly & Co. (“LLY”), Microstrategy, Inc. (“MSTR”), Super Micro Computer, Inc. (“SMCI”) , and Global X Uranium ETF (“URA”) (each an “Underlying Security” and collectively the “Underlying Securities”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations,

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2024:

AVGX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$914,382	$–	$–	$914,382
Money Market Funds	4,087,215	–	–	4,087,215
Total Investments	$5,001,597	$–	$–	$5,001,597

Other Financial Instruments*:
Total Return Swaps	1,525,756	–	–	1,525,756
Total Other Financial Instruments	$1,525,756	$–	$–	$1,525,756

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

Liabilities:
Other Financial Instruments*:
Total Return Swaps	$(73,861)	$–	$–	$(73,861)
Total Other Financial Instruments	$(73,861)	$–	$–	$(73,861)

LLYX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$452,208	$–	$–	$452,208
Money Market Funds	418,690	–	–	418,690
Total Investments	$870,898	$–	$–	$870,898

Liabilities:
Other Financial Instruments*:
Total Return Swaps	$(645,972)	$–	$–	$(645,972)
Total Other Financial Instruments	$(645,972)	$–	$–	$(645,972)

MSTX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$34,668,877	$–	$–	$34,668,877
Money Market Funds	56,217,445	–	–	56,217,445
Total Investments	$90,886,322	$–	$–	$90,886,322

Other Financial Instruments*:
Total Return Swaps	$77,631,119	$–	$–	$77,631,119
Total Other Financial Instruments	$77,631,119	$–	$–	$77,631,119

Liabilities:
Other Financial Instruments*:
Total Return Swaps	$(867,386)	$–	$–	$(867,386)
Total Other Financial Instruments	$(867,386)	$–	$–	$(867,386)

SMCX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,610,497	$–	$–	$2,610,497
Money Market Funds	2,280,502	–	–	2,280,502
Total Investments	$4,890,999	$–	$–	$4,890,999

Liabilities:
Other Financial Instruments*:
Total Return Swaps	$(21,001,912)	$–	$–	$(21,001,912)
Total Other Financial Instruments	$(21,001,912)	$–	$–	$(21,001,912)

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

URAX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$236,743	$–	$–	$236,743
Money Market Funds	1,035,174	–	–	1,035,174
Total Investments	$1,271,917	$–	$–	$1,271,917

Liabilities:
Other Financial Instruments*:
Total Return Swaps	$(26,162)	$–	$–	$(26,162)
Total Other Financial Instruments	$(26,162)	$–	$–	$(26,162)

SMST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$1,614,446	$–	$–	$1,614,446
Total Investments	$1,614,446	$–	$–	$1,614,446

Other Financial Instruments*:
Total Return Swaps	$92,144	$–	$–	$92,144
Total Other Financial Instruments	$92,144	$–	$–	$92,144

Liabilities:
Other Financial Instruments*:
Total Return Swaps	$(144,246)	$–	$–	$(144,246)
Total Other Financial Instruments	$(144,246)	$–	$–	$(144,246)

* The fair value of each Fund’s investment represents the net unrealized appreciation (depreciation) as of October 31, 2024.

Refer to the Schedules of Investments for further disaggregation of investment categories.

B. Derivative Instruments. As the buyer of a call option, the Funds have a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Funds may buy call options on underlying reference instruments that they intend to buy with the goal of limiting the risk of a substantial increase in its market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which case the Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, are able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Funds write a covered call option, any underlying reference instruments that are held by the Funds and are subject to the call option will be earmarked on the books of such Funds as segregated to satisfy its obligations under the option. The Funds will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, each Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Funds to sell the underlying instrument at the exercise price. In that case, the Funds will sell the underlying reference instrument to the option buyer for less than its market value, and such the Funds will experience a loss (which will be offset by the premium received by the Funds as the writer of such option). If a call option expires unexercised, the Funds will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Funds will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If t he value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Fund will realize a gain in the amount of the premium received.

Total Return Swaps are a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The Funds will generally enter into swap agreements on a net basis, which means the two payment streams that are to be made by the Funds and their counterparties with respect to a particular swap agreement are netted out, with the Funds receiving or paying, as the case may be, only the net difference in the two payments. Each Fund’s obligations (or rights) under a swap agreement that are entered

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Funds will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes each Fund). If the swap agreement does not provide for that type of netting, the full amount of the Funds’ obligations will be accrued on a daily basis.

By virtue of each Fund’s investments in option contracts equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended October 31, 2024, each Fund’s monthly average notional value are described below:

		Average Notional Amount

AVGX ETF	Total Return Swaps Purchased	21,900,112

LLYX ETF	Total Return Swaps Purchased	11,775,012

MSTX ETF	Purchased Options	104,421,750
	Total Return Swaps Purchased	600,447,156

SMCX ETF	Purchased Options	569,010
	Total Return Swaps Purchased	37,994,557

URAX ETF	Total Return Swaps Purchased	4,402,616

SMST ETF	Total Return Swaps Written	(7,468,259)

Statements of Assets and Liabilities

Fair value of derivative instruments as of October 31, 2024:

	Asset Derivatives		Liability Derivatives

Fund:	Derivative Instrument	Balance Sheet	Derivative Instrument	Balance Sheet

		Receivable for swap contracts		Payable for swap contracts

AVGX ETF	Total Return Swaps	$2,155,854	Total Return Swaps	$-

LLYX ETF	Total Return Swaps	-	Total Return Swaps	662,571

MSTX ETF	Total Return Swaps	221,960,256	Total Return Swaps	32,832,763

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

SMCX ETF	Total Return Swaps	-	Total Return Swaps	21,226,545

URAX ETF	Total Return Swaps	229,596	Total Return Swaps	255,758

SMST ETF	Total Return Swaps	87,267	Total Return Swaps	229,500

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended October 31, 2024:

	Realized		Change in Unrealized
Fund:	Derivative Instrument:	Location:	Derivative Instrument:	Location:

		Net realized gain/(loss) from Swap contracts		Net change in unrealized appreciation/(depreciation) on Swap contracts

AVGX ETF	Swap contracts	$505,406	Swap contracts	$1,449,787
LLYX ETF	Swap contracts	(131,677)	Swap contracts	(645,972)
MSTX ETF	Swap contracts	234,366,441	Swap contracts	78,099,656
SMCX ETF	Swap contracts	(17,546,201)	Swap contracts	(21,239,622)
URAX ETF	Swap contracts	18,035	Swap contracts	(26,162)
SMST ETF	Swap contracts	(4,179,267)	Swap contracts	(52,566)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use each fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

As of October 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The AVGX ETF, MSTX ETF, SMCX ETF, and SMST ETF shares will not be priced on the days on which NASDAQ is closed for trading. The LLYX ETF and URAX ETF shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS
A.	AVGO Risks. The AVGX ETF invests in swap contracts that are based on the share price of AVGO. This subjects the Fund to certain of the same risks as if it owned shares of AVGO, even though it does not. By virtue of the Fund’s investments in swap contracts that are based on the value of AVGO, the Fund may also be subject to the following risks:

Indirect Investment in AVGO Risk. AVGO is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of AVGO but will be exposed to the performance of AVGO. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

AVGO Trading Risk. The trading price of AVGO may be subject to volatility and could experience wide fluctuations due to various factors. The semiconductors industry, including AVGO, operates within a market that has historically witnessed significant price and volume fluctuations, sometimes unrelated to the companies’ operating performance. Short sellers may also play a significant role in trading AVGO, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence AVGO’s share price disproportionately, as AVGO often receives heightened public attention regardless of its operational performance.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

Additionally, following periods of market volatility, companies, including AVGO, have faced securities class action litigation. AVGO has been subject to such litigation in the past and continues to defend against such actions. However, any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of AVGO, trading in shares of related funds may be impacted, either temporarily or indefinitely.

AVGO Performance Risk. AVGO may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AVGO to decline. AVGO provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AVGO provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If AVGO’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AVGO could decline significantly.

Business and Operational Risks. AVGO faces numerous business and operational risks, including adverse global economic conditions that could negatively impact operations. Compliance with governmental regulations and trade restrictions may result in significant expenses, and failure to comply could lead to the cessation of product manufacture and distribution, administrative proceedings, and civil or criminal penalties. Global political and economic instability, along with the failure to realize expected benefits from the VMware Merger, further pose challenges. The company also encounters risks related to acquisitions, investments, joint ventures, and dispositions, which could adversely affect financial results. Additionally, dependency on senior management and the ability to attract and retain qualified personnel are critical to executing AVGO’s business strategy effectively.

Technological and Cybersecurity Risks. AVGO is subject to technological and cybersecurity risks, including potential impairments to the confidentiality, integrity, or availability of IT systems and those of corporate infrastructure vendors, which could have a material adverse effect on the business. Operating in the highly cyclical semiconductor industry, AVGO’s sales are largely dependent on a small number of customers, and any reduction in demand or loss of significant customers could adversely affect the business. Reliance on contract manufacturing and suppliers of critical components within the supply chain, along with the need to purchase materials from a limited number of suppliers, may impact AVGO’s ability to bring products to market. Furthermore, failure to adjust manufacturing and supply chains to meet customer demand accurately could adversely affect operational results.

Legal, Environmental, and Market Risks. AVGO is involved in various legal proceedings, including intellectual property, securities litigation, and employee-related claims, which could adversely affect the business. The company’s growth in the software segment depends on customer acceptance of newer products and services, and incompatibility with operating environments or third-party products could decrease demand. Failure to enter into satisfactory software license agreements and the availability of licensed third-party software are additional concerns. Environmental, social, and governance (ESG) matters, compliance with privacy and data security laws, and adherence to environmental, health, and safety regulations could increase costs and restrict operations. Rapidly decreasing average selling prices of semiconductor products and fluctuations in foreign exchange rates also pose significant risks.

Financial and Stock-Related Risks. AVGO’s financial health is affected by substantial indebtedness, which could hinder the ability to execute business strategies. Instruments governing indebtedness impose restrictions, and servicing debt requires significant cash flows, potentially impacting business operations. The volatility of AVGO’s stock price may result in substantial losses for investors and trigger class action litigation against the company and its management. Stock repurchase fluctuations, the concentration of stock held by a small number of large investors, and uncertainties regarding the continuation of cash dividends further contribute to financial risks. Changes in tax legislation, the maintenance of tax concessions, and potential tax liabilities from VMware’s former association with Dell also significantly impact AVGO’s financial position and operating results.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

B.	LLY Risks. The LLYX ETF invests in swap contracts that are based on the share price of LLY. This subjects the Fund to certain of the same risks as if it owned shares of LLY, even though it does not. By virtue of the Fund’s investments in swap contracts that are based on the value of LLY, the Fund may also be subject to the following risks:

Indirect Investment in LLY Risk. LLY is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of LLY but will be exposed to the performance of LLY. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

LLY Trading Risk. The trading price of LLY may be subject to volatility and could experience wide fluctuations due to various factors. The pharmaceutical industry, including LLY, operates within a market that has historically witnessed significant price and volume fluctuations, sometimes unrelated to the companies’ operating performance. Short sellers may also play a significant role in trading LLY, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence LLY’s stock price disproportionately, as LLY often receives heightened public attention regardless of its operational performance. Additionally, following periods of market volatility, companies, including LLY, have faced securities class action litigation. LLY has been subject to such litigation in the past and continues to defend against such actions. However, any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of LLY, trading in shares of related funds may be impacted, either temporarily or indefinitely.

LLY Performance Risk. LLY may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of LLY to decline. LLY provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance LLY provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If LLY’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by LLY could decline significantly.

Pharmaceutical Industry Risks: Pharmaceutical research and development are very costly and highly uncertain; LLY may not succeed in developing, licensing, or acquiring commercially successful products sufficient in number or value to replace revenues of products that have lost or will lose intellectual property protection or are displaced by competing products or therapies. LLY and LLY’s products face intense competition from multinational pharmaceutical companies, biotechnology companies, and lower-cost generic and biosimilar manufacturers, and such competition could have a material adverse effect on LLY’s business. LLY’s business is subject to increasing government price controls and other public and private restrictions on pricing, reimbursement, and access for LLY’s drugs, which could have a material adverse effect on LLY’s results of operations, reputation or business. Pharmaceutical products can develop safety or efficacy concerns, which could have a material adverse effect on LLY’s revenues, income, and reputation.

Intellectual Property Risks: LLY derives a significant percentage of its total revenue from relatively few products and sells products through increasingly consolidated supply chain entities, which may subject LLY to, or exacerbate, various risks. LLY depends on products with intellectual property protection for most of LLY’s revenues, cash flows, and earnings; the loss of effective intellectual property protection for certain of LLY’s products has resulted, and in the future is likely to continue to result, in rapid and severe declines in revenues for those products. LLY’s long-term success depends on intellectual property protection; if LLY’s intellectual property rights are invalidated, circumvented, or weakened, LLY’s business will be adversely affected.

Operations Risks: Failure, inadequacy, breach of, or unauthorized access to, LLY’s IT systems or those of LLY’s third-party service providers, unauthorized access to LLY’s confidential information, or violations of data protection laws, could each result in material harm to LLY’s business and reputation. Manufacturing, quality, or supply chain difficulties, disruptions, or shortages could lead to product supply problems. Reliance on third-party relationships and outsourcing arrangements could

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

adversely affect LLY’s business. LLY’s use of artificial intelligence or other emerging technologies could adversely impact LLY’s business and financial results.

Intellectual Property Risks: LLY derives a significant percentage of its total revenue from relatively few products and sells products through increasingly consolidated supply chain entities, which may subject LLY to, or exacerbate, various risks. LLY depends on products with intellectual property protection for most of LLY’s revenues, cash flows, and earnings; the loss of effective intellectual property protection for certain of LLY’s products has resulted, and in the future is likely to continue to result, in rapid and severe declines in revenues for those products. LLY’s long-term success depends on intellectual property protection; if LLY’s intellectual property rights are invalidated, circumvented, or weakened, LLY’s business will be adversely affected.

Government Regulation and Litigation Risks: LLY faces litigation and investigations related to its products, how LLY price or commercialize its products, and other aspects of LLY’s business, which could adversely affect LLY’s business, and LLY is self-insured for such matters. LLY is subject to evolving and complex tax laws, which may result in additional liabilities and affect LLY’s results of operations. Regulatory compliance problems could be damaging to LLY.

C.	MSTR Risks. The MSTX ETF and SMST ETF invest in options contracts that are based on the value of MSTR. This subjects the Funds to certain of the same risks as if they owned shares of MSTR, even though they do not. By virtue of each Fund’s investments in options contracts that are based on the value of MSTR, the Funds may also be subject to the following risks:

Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Funds, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Funds will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR. Investors in the Funds will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

MSTR Trading Risk. The trading price of MSTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSTR, further influencing volatility in its market price. Public perception and other factors outside of the control of MSTR may additionally impact MSTR’s share price due to MSTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MSTR in the past. While MSTR continues to defend such actions, any judgment against MSTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of MSTR’s attention and resources. If MSTR trading is halted, trading in Shares of the Funds may be impacted, either temporarily or indefinitely.

MSTR Performance Risk. MSTR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSTR to decline. MSTR provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSTR provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MSTR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSTR could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, t he value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Bitcoin Risk. While the Funds will not directly invest in digital assets, they will be subject to the risks associated with Bitcoin by virtue of their investments in options contracts that reference MSTR. Investing in Bitcoin exposes investors (such as MSTR and, in turn, MSTR shareholders) per Prospectus to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

D.	SMCI Risks. The SMCX ETF invests in swap contracts that are based on the share price of SMCI. This subjects the Fund to certain of the same risks as if it owned shares of SMCI, even though it does not. By virtue of the Fund’s investments in swap contracts that are based on the value of SMCI, the Fund may also be subject to the following risks:

Indirect Investment in SMCI Risk. SMCI is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of SMCI but will be exposed to the performance of SMCI. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to SMCI but will be subject to declines in the performance of SMCI.

SMCI Trading Risk. The trading price of SMCI may demonstrate volatility and wide fluctuations due to various factors inherent in the technology industry. Unlike some other sectors, the technology industry, including SMCI, is prone to significant price and volume fluctuations, occasionally unrelated to operational performance. Short sellers may also play a significant role in trading SMCI, impacting supply and demand dynamics and contributing to market price volatility. Moreover, external factors and public perception may disproportionately influence SMCI’s share price within the technology sector, with heightened public attention notwithstanding operational performance. Furthermore, SMCI, like other tech companies, may encounter securities class action litigation during periods of market volatility, potentially resulting in substantial costs and diverting management’s attention and resources. In the event of a trading halt for SMCI, trading in Shares of the Funds may be impacted, either temporarily or indefinitely.

SMCI Performance Risk. SMCI may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of SMCI to decline. SMCI provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance SMCI provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If SMCI’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by SMCI could decline significantly.

Delisting Risk. SMCI recently announced that it received a notification letter from NASDAQ stating that SMCI is not in compliance with NASDAQ listing rule 5250(c)(1), which requires timely filing of reports with the U.S. Securities and Exchange Commission. The letter, dated September 17, 2024, was sent as a result of SMCI’s delay in filing its Annual Report

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

on Form 10-K for the period ending June 30, 2024 (the “Form 10-K”). The NASDAQ notice has no immediate effect on the listing or trading of SMCI’s common stock on the NASDAQ; however, should SMCI fail to comply with the rule within required timelines it’s possible SMCI stock could be delisted which would prevent the Fund from continuing to operate.

Under the NASDAQ rules, SMCI has 60 days from the date of the notice either to file the Form 10-K or to submit a plan to NASDAQ to regain compliance with NASDAQ’s listing rules. If a plan is submitted and accepted, SMCI could be granted up to 180 days from the Form 10-K’s due date to regain compliance. If NASDAQ does not accept SMCI’s plan, then SMCI will have the opportunity to appeal that decision to a Nasdaq hearings panel.

On October 30, 2024, SMCI announced that its independent registered public accounting firm had resigned and that SMCI had begun the process of identifying a successor. Any delay in identifying a successor independent registered public accounting firm could increase the risk of SMCI stock being delisted.

Operational and Execution Risk. Adverse economic conditions may adversely affect SMCI’s business operations. Ongoing events in eastern Europe and the Taiwan Strait pose challenges and risks to SMCI, potentially impacting its business, financial condition, and operating results. Quarterly operating results have historically fluctuated and are likely to continue doing so in the future. Predicting revenue and margins for specific periods is challenging, and any revenue shortfall or margin decline may negatively impact SMCI’s operating results. As SMCI targets larger customers and sales opportunities, its customer base may become more concentrated, increasing costs, lowering margins, and exposing the company to inventory risks.

Strategic and Industry Risks. Failure to manage the expansion of international manufacturing capacity and business operations could harm SMCI’s business. Additionally, managing growth and expansion effectively is crucial for SMCI’s success. Expansion into markets outside the United States exposes SMCI to inherent risks associated with international business operations. Development of new products and enhancements to existing products is vital for SMCI’s growth; failure to predict or respond to emerging technological trends and changing customer needs may adversely affect its market share and operating results.

Legal and Regulatory Risks. SMCI is subject to complex and evolving laws and regulations concerning privacy, data protection, and other matters due to the nature of its products and services. Compliance with environmental, health, and safety laws and regulations is essential for SMCI due to its operations involving regulated materials. Failure to maintain effective internal control over financial reporting may lead to investor loss of confidence and decrease the market price of SMCI’s common stock.

Financial Risks. SMCI’s research and development expenditures are considerably higher than those of many competitors, impacting its financial performance. Future effective income tax rates could be affected by changes in operations and income among different geographic regions and changes in domestic and foreign income tax laws. Backlog does not significantly contribute to SMCI’s net sales in any quarter.

General Risks. SMCI’s products may not be perceived as supporting climate change mitigation efforts in the IT sector. Natural disaster events, including those related to climate change, may impact SMCI’s business and operations. Risks associated with the use of AI by SMCI’s workforce may arise. Expectations regarding environmental, social, and governance considerations expose SMCI to potential liabilities, reputational harm, and other unforeseen adverse effects on its business.

E.	URA Risk. URA is subject to many risks that can negatively impact the Fund. In addition to ETF Risks, Market Risks, Operational Risks, and Tax Risks, the Underlying Security is subject to the following risks (among other risks):

Energy Sector Risks: Investing in the energy sector involves risks such as changes in energy prices, geopolitical factors, exploration success, natural disasters, economic conditions, demand shifts, and regulatory policies. Central government actions can significantly affect energy supply and demand dynamics, leading to abrupt declines in energy sector securities’ value.

Exploration Industry Risks: Investing in mineral exploration presents financial risks and uncertainties, with projects potentially failing to yield profitable mines despite careful evaluation. Exploration companies operate at a loss, rely on external financing, and struggle to secure funding for major investments in drilling, mine development, and processing facilities. Market volatility and difficulties in securing financing further compound challenges for exploration firms.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

Oil, Gas, and Consumable Fuels Industry Risks: This industry is cyclical and vulnerable to global commodity price fluctuations, supply and demand dynamics, capital expenditures, and regulatory policies. Government regulation and fixed pricing contracts can limit profitability, with government actions significantly impacting fuel prices and demand, particularly concerning budget constraints. Dependency on a small number of customers, including governmental entities and utilities, exposes companies to additional risks.

Uranium Mining Industry Risks: Investing in uranium mining exposes URA to competitive pressures and price volatility, influenced by factors like inflation, interest rates, economic conditions, and political stability. Challenges include import controls, global competition, environmental liabilities, resource depletion, and safety regulations. Uranium demand primarily stems from the nuclear energy industry, facing risks such as accidents, security breaches, terrorism, and natural disasters, impacting uranium demand and prices.

Equity Securities Risk: Equity securities can change in value unpredictably due to factors like company performance, market trends, and economic conditions, potentially being more volatile than other assets.

Market Capitalization Risks: Investing in issuers of the same market capitalization category may suffer due to market conditions or investor sentiment.

•Large-Capitalization Companies Risk: Large-cap stocks may not perform as well as the overall market, experiencing cycles of outperformance and underperformance.

•Mid-Capitalization Companies Risk: Mid-cap companies may be more volatile with less liquidity and resources compared to large-cap companies.

•Small-Capitalization Companies Risk: Small-cap companies may be less stable and more susceptible to market changes, with their securities being more volatile and less liquid.

•Micro-Capitalization Companies Risk: Investments in micro-cap companies may be even more vulnerable to adverse business or economic events compared to larger, more established companies. These companies typically have limited financial resources, smaller market capitalizations, and lower trading volumes, making them more susceptible to market volatility and liquidity risks. Securities of micro-cap companies may experience significant price fluctuations and may be less transparent, posing challenges for investors in evaluating their performance and financial stability.

Commodity Exposure Risk: Investments in uranium mining companies can be affected by unpredictable factors like commodity market fluctuations, supply and demand changes, and governmental policies.

Commodity Price Relationship Risk: Performance of companies in the uranium mining industry may not align with copper prices, leading to under- or overperformance relative to copper price movements.

Foreign Securities Risks: Investing in foreign securities within U.S. regulations poses greater risk than U.S. securities due to factors like inflation, nationalization, and political/economic events affecting foreign markets. Fluctuations in foreign securities prices, differences in market hours, and geopolitical instability can lead to losses for investors.

•Currency Risk: Investing in foreign currencies can lead to NAV declines if those currencies depreciate against the U.S. dollar, with exchange rates being volatile and changing quickly.

•Custody Risk: Holding foreign securities and cash may pose risks, especially in emerging markets, due to potential issues with trade clearing, settlement, and custody by local institutions.

•Developed and Emerging Markets Risk: Investments in both developed and emerging markets pose regulatory, political, economic, and security risks. Emerging markets are less liquid and have fewer reporting requirements, while developed markets may face slower economic growth and security concerns.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

•Frontier and Standalone Markets Risk: Investing in frontier and standalone markets involves higher risks due to economic, political, and liquidity uncertainties. These markets have less developed economies and capital markets, leading to extreme price volatility and illiquidity.

•International Closed Market Trading Risk: Deviations between foreign market prices and COPX’s trading hours can lead to premiums or discounts to NAV, affecting investor returns.

Geographic Risks: URA is subject to various geographic risks associated with its investments in specific countries and regions, each carrying unique regulatory, political, economic, and security considerations that could impact URA, including the following geographic risks:

•Australia Risks: Include regulatory, political, currency, security, and economic risks unique to Australia, particularly due to its heavy reliance on energy, agricultural, and mining exports, making it vulnerable to commodity market fluctuations and trading partner relationships.

•Canada Risks: Include risks associated with the country’s dependence on natural resources, potential changes in sectors like production and distribution, and the impact of trade agreements, such as NAFTA and USMCA, on its economy, especially concerning relations with key trading partners like the United States and China.

•Australia Risks: Include regulatory, political, currency, security, and economic risks unique to Australia, particularly due to its heavy reliance on energy, agricultural, and mining exports, making it vulnerable to commodity market fluctuations and trading partner relationships.

•Developed Markets Risks: Entails regulatory, political, currency, security, and economic risks, including slower economic growth compared to less developed countries, security concerns like terrorism, and susceptibility to changes in trading partner conditions, regulatory burdens, debt, and commodity prices.

•Emerging Markets Risks: Involves greater risk due to factors such as less liquidity, higher price volatility, smaller market capitalizations, less government regulation, limited legal rights and remedies for investors, inflation, political instability, and rapid economic changes, with specific vulnerabilities like dependence on certain industries or inadequate healthcare systems exacerbating risks during global crises like pandemics.

•Frontier and Standalone Markets Risks: Carries higher risk due to unique circumstances ranging from war to liquidity issues, less uniform accounting and reporting requirements, unreliable securities valuations, greater custody risks, heightened economic, political, liquidity, and currency risks compared to more developed markets or traditional emerging markets, with frontier countries having smaller economies and less developed capital markets, resulting in low trading volumes, extreme price volatility, and illiquidity.

•Kazakhstan Risks: Include risks associated with its resource-based economy heavily reliant on natural resource exports, susceptible to fluctuations in commodity markets, despite recent economic reforms and liberalization, with potential future government intervention posing uncertainty.

•South Korea Risks: Include legal, regulatory, political, currency, security, and economic risks specific to South Korea, including the impact of neighboring developments, such as tensions involving North Korea, or any outbreak of hostilities, severely affecting the South Korean economy.

Exposure to Non-Uranium Markets Risk: While URA primarily invests in companies engaged in uranium exploration and mining, these firms may generate substantial profits from other activities like physical uranium investments and related technologies. Consequently, fluctuations in these markets and profits from such endeavors can notably influence URA’s overall performance.

Investable Universe of Companies Risk: The investable pool of companies for URA may be restricted, and if a company no longer meets the criteria for inclusion in the URA Index, URA might have to decrease or eliminate its holdings in that company, potentially impacting portfolio liquidity and overall fund performance adversely. Moreover, URA’s performance

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

is directly linked to individual company performance, with changes in the financial health of these companies potentially leading to declines in the value of their securities and affecting URA’s performance accordingly.

Securities Lending Risk: Securities lending involves the risk of loss if borrowers fail to return securities. URA may incur losses if collateral does not cover the loaned securities’ market value. Additionally, URA may not be able to vote on securities on loan.

F.	MSTR Price Appreciation Risks. As part of the SMST ETF’s inverse investment strategy, the Fund purchases and sells swap contracts that are based on the share price of MSTR. This strategy subjects the Fund to certain of the same risks as if it shorted shares of the Underlying Security, even though it does not. By virtue of the Fund’s indirect -2X exposure to changes in the share price of the Underlying Security, the Fund is subject to the risk that the Underlying Security’s share price increases. If the share price of the Underlying Security increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Fund, the Adviser or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

MSTR Good Performance Risk. MSTR may meet or exceed its publicly announced expectations or guidelines regarding its business, which could potentially lead to a rise in the share price of the Underlying Security. MSTR regularly provides guidance concerning its anticipated financial and business performance, including sales and production projections, future revenues, gross margins, profitability, and cash flows. However, forecasting future events and identifying key factors affecting business conditions inherently involves uncertainty. MSTR’s guidance may ultimately prove accurate or may prove underestimated, as it relies on assumptions such as global and local economic conditions, anticipated production and sales volumes, average sales prices, supplier and commodity costs, and planned cost reductions. If MSTR’s guidance is accurate or varies positively from actual results, MSTR’s share price could increase significantly and, as a result, the Fund may suffer significant losses.

Bitcoin Positive Performance Risk. MSTR’s significant investment in Bitcoin has become a key driver of its stock price. Any positive movement in the price of Bitcoin, such as reaching new all-time highs, increased institutional adoption, or favorable regulatory developments, directly impacts MSTR’s balance sheet and investor perception. With MSTR holding a substantial amount of Bitcoin, its stock price tends to correlate with Bitcoin’s performance.

Analytics and Business Intelligence Market Growth Risk. MSTR operates in the analytics and business intelligence (BI) industry, which is experiencing robust growth due to increasing data volumes and the need for data -driven decision-making across various sectors. MSTR’s suite of BI software and analytics solutions positions it well to capitalize on this growth trend. Any indication of market expansion, such as growing demand for analytics tools or favorable industry forecasts, can drive investor optimism and push up MSTR’s stock price.

Product Innovation and Adoption Risk. MSTR continuously innovates its product offerings to stay competitive in the rapidly evolving analytics market. The company’s investments in cloud-based analytics platforms, mobile BI solutions, and AI-driven analytics capabilities demonstrate its commitment to meeting changing customer needs. Positive feedback or strong adoption rates for new products and features can signal to investors that MSTR remains at the forefront of technological advancements, potentially boosting its stock price.

Partnerships and Strategic Alliances Risk. MSTR frequently forms partnerships and strategic alliances with leading technology companies to enhance its product offerings and expand its market reach. For example, collaborations with cloud service providers can broaden MSTR’s customer base and drive revenue growth. Any announcements of significant partnerships or alliances that strengthen MSTR’s competitive position are likely to be viewed positively by investors and could lead to a stock price increase.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

Industry Recognition and Analyst Coverage Risk. Positive recognition from industry analysts, awards for product excellence, or inclusion in prestigious industry reports can enhance MSTR’s reputation and credibility among investors. Favorable analyst ratings, upgrades, or bullish forecasts for the company’s future performance can drive investor enthusiasm and contribute to a rise in MSTR’s stock price.

G.	Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether the company has strong earnings reports, or provides positive future guidance, dividend increases, share buybacks, or engages in strategic acquisitions and product launches. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are favorable industry trends, regulatory approvals, analyst upgrades, strategic partnerships, debt reduction, or improved economic conditions.

H.	Compounding and Market Volatility Risk. Each Fund has a daily leveraged investment objective and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the respective Underlying Security’s performance, before a Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For each Fund aiming to replicate two times the daily performance of its Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased. The effect of compounding becomes more pronounced as an Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

I.	Counterparty Risk. Each Fund is subject to counterparty risk by virtue of their investments in derivatives which exposes the Funds to the risk that the counterparty will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to each Fund and the Funds may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery. In addition, each Fund may enter into swap agreements with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with a Funds and, as a result, the Funds may not be able to achieve their investment objective.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

Fund	Investment Advisory Fee
AVGX ETF	1.29%
LLYX ETF	1.29%
MSTX ETF	1.29%
SMCX ETF	1.29%
URAX ETF	0.95%
SMST ETF	1.29%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended October 31, 2024 are disclosed in the Statements of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, options, and in-kind transactions were as follows:

Fund	Purchases	Sales
AVGX ETF	$3,305,903	$2,293,733
LLYX ETF	2,147,919	1,625,409
MSTX ETF	267,393,000	240,622,208
SMCX ETF	10,081,162	6,785,190
URAX ETF	1,128,129	896,700
SMST ETF	-	-

For the period ended October 31, 2024, there were no purchases or sales of long-term U.S. government securities for the Funds.

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

For the period ended October 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Funds.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. The Funds did not have any distributions for the period ended October 31, 2024.

NOTE 7 – SHARE TRANSACTIONS

Shares of the AVGX ETF, MSTX ETF, SMCX ETF, and SMST ETF are listed and traded on NASDAQ and shares of the LLYX ETF and URAX ETF are listed on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective November 15, 2024 the shares of the SMCX ETF and SMST ETF were adjusted to reflect a one-for-twenty and one-for-five reverse stock split, respectively. The effect of this reverse stock split was

Notes to Financial Statements	Defiance ETFs
October 31, 2024 (Unaudited)

to reduce the number of shares outstanding in each Fund while maintaining each Fund’s and each shareholder’s aggregate NAV. Set forth below are details regarding the reverse stock split.

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
SMCX ETF	11/15/2024	1 for 20	$0.97	$19.40	21,250,000	1,062,500
SMST ETF	11/15/2024	1 for 5	$2.14	$10.70	5,050,000	1,010,000

Management has determined that there are no other subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on May 14, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

-	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Daily Target 2X Long URA ETF, Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 2X Long MSTR ETF, Defiance Daily Target 2X Long AVGO ETF, Defiance Daily Target 2X Long SMCI ETF and Defiance 2X Short MSTR ETF (the “Defiance ETFs”, each a “Fund” and collectively the “Funds”);

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on May 14, 2024. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered that Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs, and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement is fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 10, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 10, 2025

* Print the name and title of each signing officer under his or her signature.